Business Combinations - Summary of Identifiable Assets Acquired and Liabilities Assumed at Fair Value as of Acquisition Date (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 01, 2021
Identifiable Assets Acquired [Abstract]
Property, plant and equipment	€ 7,720	€ 650
Customer databases	11,193	7,073
Loans receivable	6,345	14,808
Right-of-use assets	6,848	844
Deferred tax assets	53	689
Trade and other receivables	43,023	18,538
Restricted cash	72	583
Cash and cash equivalents recognised as of acquisition date	41,178	30,191
Identifiable assets acquired	135,479	153,941
Liabilities Assumed [Abstract]
Lease liabilities	(8,602)	(815)
Interest-bearing loans and borrowings	(10,741)	(6,306)
Trade and other payables	(39,429)	(25,596)
Customer liabilities	(1,999)	(5,191)
Deferred tax liabilities	(9,725)	(7,306)
Income tax payables	(2,149)	(145)
Liabilities assumed	(72,645)	(63,239)
Total identifiable net assets at fair value	62,834	90,701
Goodwill	6,071	94
Bargain purchase arising on acquisition	(16,349)	(34,995)	€ (45,331)
Purchase consideration	52,556	55,800		€ 13,200
Marketing and data analytics know-how [Member]
Identifiable Assets Acquired [Abstract]
Technology-based intangible assets recognised as of acquisition date	18,165	44,595
Licenses [Member]
Identifiable Assets Acquired [Abstract]
Identifiable intangible assets recognised as of acquisition date	242	1,024
Acquired technology [Member]
Identifiable Assets Acquired [Abstract]
Technology-based intangible assets recognised as of acquisition date	640	€ 20,258
Raging River Trading Proprietary Limited [Member]
Identifiable Assets Acquired [Abstract]
Property, plant and equipment	89
Customer databases	11,062
Right-of-use assets	36
Deferred tax assets	20
Trade and other receivables	3,949
Restricted cash	72
Cash and cash equivalents recognised as of acquisition date	10,301
Identifiable assets acquired	43,936
Liabilities Assumed [Abstract]
Lease liabilities	(39)
Trade and other payables	(5,371)
Customer liabilities	(1,999)
Deferred tax liabilities	(8,354)
Income tax payables	(913)
Liabilities assumed	(16,676)
Total identifiable net assets at fair value	27,260
Bargain purchase arising on acquisition	(10,047)
Purchase consideration	17,213
Raging River Trading Proprietary Limited [Member] | Marketing and data analytics know-how [Member]
Identifiable Assets Acquired [Abstract]
Technology-based intangible assets recognised as of acquisition date	18,165
Raging River Trading Proprietary Limited [Member] | Licenses [Member]
Identifiable Assets Acquired [Abstract]
Identifiable intangible assets recognised as of acquisition date	242
Webhost Limited [Member]
Identifiable Assets Acquired [Abstract]
Property, plant and equipment	1,066
Trade and other receivables	1,501
Cash and cash equivalents recognised as of acquisition date	1,038
Identifiable assets acquired	3,605
Liabilities Assumed [Abstract]
Interest-bearing loans and borrowings	(1,404)
Trade and other payables	(496)
Liabilities assumed	(1,900)
Total identifiable net assets at fair value	1,705
Goodwill	1,195
Purchase consideration	2,900
Partner Media Limited [Member]
Identifiable Assets Acquired [Abstract]
Loans receivable	21
Trade and other receivables	469
Cash and cash equivalents recognised as of acquisition date	732
Identifiable assets acquired	1,222
Liabilities Assumed [Abstract]
Trade and other payables	(175)
Liabilities assumed	(175)
Total identifiable net assets at fair value	1,047
Bargain purchase arising on acquisition	(347)
Purchase consideration	700
Buffalo Partners Limited [Member]
Identifiable Assets Acquired [Abstract]
Trade and other receivables	10,912
Cash and cash equivalents recognised as of acquisition date	4,887
Identifiable assets acquired	15,799
Liabilities Assumed [Abstract]
Trade and other payables	(13,070)
Liabilities assumed	(13,070)
Total identifiable net assets at fair value	2,729
Bargain purchase arising on acquisition	(214)
Purchase consideration	2,515
Digiproc Consolidated Limited [Member]
Identifiable Assets Acquired [Abstract]
Property, plant and equipment	82
Loans receivable	6,206
Trade and other receivables	2,636
Cash and cash equivalents recognised as of acquisition date	5,916
Identifiable assets acquired	15,463
Liabilities Assumed [Abstract]
Interest-bearing loans and borrowings	(5,985)
Trade and other payables	(3,437)
Deferred tax liabilities	(6)
Income tax payables	(34)
Liabilities assumed	(9,462)
Total identifiable net assets at fair value	6,001
Goodwill	3,199
Purchase consideration	9,200
Digiproc Consolidated Limited [Member] | Acquired technology [Member]
Identifiable Assets Acquired [Abstract]
Technology-based intangible assets recognised as of acquisition date	623
Digiprocessing (Mauritius) Limited [Member]
Identifiable Assets Acquired [Abstract]
Property, plant and equipment	1
Trade and other receivables	20
Cash and cash equivalents recognised as of acquisition date	30
Identifiable assets acquired	51
Liabilities Assumed [Abstract]
Trade and other payables	(1)
Liabilities assumed	(1)
Total identifiable net assets at fair value	50
Bargain purchase arising on acquisition	(50)
Raichu Investments Proprietary Limited [Member]
Identifiable Assets Acquired [Abstract]
Property, plant and equipment	1,355
Right-of-use assets	2,150
Deferred tax assets	33
Trade and other receivables	5,099
Cash and cash equivalents recognised as of acquisition date	1,162
Identifiable assets acquired	9,799
Liabilities Assumed [Abstract]
Lease liabilities	(2,174)
Interest-bearing loans and borrowings	(1,987)
Trade and other payables	(1,063)
Deferred tax liabilities	(1,251)
Income tax payables	(269)
Liabilities assumed	(6,744)
Total identifiable net assets at fair value	3,055
Goodwill	1,323
Purchase consideration	4,378
Smart Business Solution S.A. [Member]
Identifiable Assets Acquired [Abstract]
Trade and other receivables	1
Cash and cash equivalents recognised as of acquisition date	0
Identifiable assets acquired	1
Liabilities Assumed [Abstract]
Interest-bearing loans and borrowings	(69)
Liabilities assumed	(69)
Total identifiable net assets at fair value	(68)
Goodwill	76
Purchase consideration	8
The Spike.GG [Member]
Identifiable Assets Acquired [Abstract]
Cash and cash equivalents recognised as of acquisition date	0
Liabilities Assumed [Abstract]
Trade and other payables	(36)
Liabilities assumed	(36)
Total identifiable net assets at fair value	(36)
Goodwill	278
Purchase consideration	242
Red Interactive Limited [Member]
Identifiable Assets Acquired [Abstract]
Property, plant and equipment	243
Loans receivable	118
Right-of-use assets	1,251
Trade and other receivables	2,273
Cash and cash equivalents recognised as of acquisition date	3,353
Identifiable assets acquired	7,255
Liabilities Assumed [Abstract]
Lease liabilities	(1,362)
Trade and other payables	(1,405)
Deferred tax liabilities	(5)
Income tax payables	(451)
Liabilities assumed	(3,223)
Total identifiable net assets at fair value	4,032
Bargain purchase arising on acquisition	(1,832)
Purchase consideration	2,200
Red Interactive Limited [Member] | Acquired technology [Member]
Identifiable Assets Acquired [Abstract]
Technology-based intangible assets recognised as of acquisition date	17
Haber Investments Limited [Member]
Identifiable Assets Acquired [Abstract]
Property, plant and equipment	4,884
Customer databases	131
Right-of-use assets	3,411
Deferred tax assets	0
Trade and other receivables	16,163
Cash and cash equivalents recognised as of acquisition date	13,759
Identifiable assets acquired	38,348
Liabilities Assumed [Abstract]
Lease liabilities	(5,027)
Interest-bearing loans and borrowings	(1,296)
Trade and other payables	(14,375)
Deferred tax liabilities	(109)
Income tax payables	(482)
Liabilities assumed	(21,289)
Total identifiable net assets at fair value	17,059
Bargain purchase arising on acquisition	(3,859)
Purchase consideration	€ 13,200